Prepayments To Suppliers, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provisions / (reversal of provision) for doubtful recoveries of prepayments to suppliers, net of reversal	$ (274)	$ 3,185	$ 8,435